Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt	DEBT
On May 14, 2019, the Company entered into a Loan and Security Agreement (as amended the “credit agreement”) with respect to a revolving line of credit (the “RLOC”), which resulted in an initial commitment amount of $50,000, with the lenders having the right to increase to a maximum of $150,000 commitment over time. The RLOC is subject to certain covenants and originally had an 85% advance rate on eligible accounts receivable, which was increased to 90% during March 2020. At December 31, 2022, the total outstanding principal was $57,998 less issuance costs of $359, netting to a total of $57,639. At December 31, 2021, the total outstanding principal was $61,958 less issuance costs of $720, netting to a total of $61,238. The issuance costs are amortized over the life of the facility and included in interest expense and other fees. The annual interest rate on outstanding principal is LIBOR plus 7.5% per annum. There is a 2% floor on LIBOR. On September 28, 2020, the lenders exercised their right to increase the maximum commitment to a total of $125,000. On December 4, 2020, the Company entered into the ninth amendment to the credit agreement which provided the lenders with the right to increase the revolving commitment amount from $125,000 to $250,000.
This facility is also subject to certain customary representations, affirmative covenants, which consist of maintaining lease performance metrics, financial ratios related to operating results, and lease delinquency ratios, along with customary negative covenants. Prior to the fifteenth amendment on March 6, 2023, the outstanding borrowings under the credit facilities, including unpaid principal and interest, were due on December 4, 2023.
The credit agreement also requires the Company to maintain the financial covenants with respect to Minimum Adjusted EBITDA (as defined in the credit agreement), Minimum Tangible Net Worth, Minimum Liquidity and compliance with the Total Advance Rate (as defined in the credit agreement).
Pursuant to the ninth amendment to the credit agreement, the lenders also provided the Company with a senior secured term loan facility (“term loan facility”) commitment of up to $50,000. The Company drew down the full $50,000 of this term loan on December 4, 2020. The term loan facility bears interest at one-month LIBOR plus 8% per annum (with a 1% floor on LIBOR Rate). The interest rate for PIK interest on the term loan (as defined in the credit agreement) is (A) if Liquidity is greater than $50,000, 4.5% or (B) if Liquidity is less than $50,000, 6%. The term loan maturity date is December 4, 2023. The term loan facility is subject to the same representations, affirmative and negative covenants and financial covenants.
A reconciliation of the outstanding principal to the carrying amount of the term loan facility is as follows:

	December 31,
	2022	2021
Outstanding principal	$50,000	$50,000
PIK	3,785	1,664
Debt discount	(5,728)	(11,003)
Total carrying amount	$48,057	$40,661
Total amortization expense related to the term loan facility discount was $5,275 and $2,701 for the years ended December 31, 2022 and 2021, respectively. Amortization of debt issuance costs is shown within interest expense and other fees on the consolidated statements of operations and comprehensive (loss) income.
On March 14, 2022, the Company entered into the thirteenth amendment to the credit agreement to amend the number of times the Company can cure a default with respect to compliance with the total advance rate covenant from two to five.
On May 9, 2022, the Company entered into the fourteenth amendment to the credit agreement, which amended the credit agreement for certain financial covenants including, the minimum Adjusted EBITDA thresholds, Minimum Tangible Net Worth, Minimum Liquidity and compliance with a Total Advance Rate. In addition, the limitation on the number of times the Company can cure a breach of its Total Advance Rate covenant by depositing funds into a reserve bank account was eliminated.
As of December 31, 2022 and 2021, the Company was in compliance with the covenants set forth in the credit agreement.
On March 6, 2023, the Company entered into the fifteenth amendment to the credit agreement. As part of the amendment, the maturity date of the revolving loan facility and the term loans was extended to June 4, 2025 and the commitments under the revolving loan facility were reduced to $75,000 from $125,000. Additionally, the benchmark rate underlying the annual interest rate on both the revolving loan facility and the term loans was changed from LIBOR to SOFR, subject in each case to a 3% floor plus applicable credit adjustment spread, which is fixed at 0.10% in each case. The spread above the benchmark rate on the revolving facility was increased to 8.5% from 7.5% while the spread above the benchmark rate on the term loans remained at 8%.
In connection with the amendment to the Credit Facility, we repaid $25,000 of outstanding principal amount of the term loan and issued a warrant to purchase up to 2,000,000 shares of our common stock at an exercise price of $0.01 per share, which vests upon the earliest to occur of September 6, 2023 and a Change of Control. In addition, under the terms of the credit agreement, we may be required to grant an additional 2,000,000 shares of common stock at the same exercise price under the warrant agreement if any amount of the principal balance of the term loan portion of the Credit Facility remains outstanding upon the earlier to occur of (i) December 5, 2023, (ii) an Acquisition of the Company, (iii) an Event of Default occurs under the Credit Facility prior to December 5, 2023. Such shares will become vested upon the first to occur of (i) three months after the grant date (ii) an Acquisition of the Company.
In addition, the fifteenth amendment also updated certain financial covenants, including the Minimum Adjusted EBITDA levels, Minimum Tangible Net Worth, Minimum Liquidity and compliance with a Total Advance Rate.